SEGMENT INFORMATION (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
SEGMENT INFORMATION [Line Items]
Number of operating segments | segment	1
Net revenue	$ 11,477,552
Online direct sales [Member]
SEGMENT INFORMATION [Line Items]
Net revenue	$ 11,477,552
Online platform services [Member]
SEGMENT INFORMATION [Line Items]
Net revenue